Notes Payable - Related Party (Details Textual) - USD ($)				1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 15, 2016	Dec. 17, 2013	Nov. 04, 2013	Mar. 21, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 06, 2018	May 04, 2018	Apr. 13, 2018
Note Payable - Related Party (Textual)
Repaid related party amount						$ 3,220	$ (4,330)
Amount paid for services							$ 9,500	$ 22,500
Convertible Debt Securities [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, description						The Company entered into five additional notes totaling $41,000 with an interest rate of 7%.	The Company entered into seventeen additional unsecured 7% Promissory Notes totaling $215,500.
Unsecured promissory notes total					$ 300,000		$ 300,000
Unsecured promissory notes mature, description							The notes mature four to twelve months from issuance and total $437,500.
Unsecured promissory notes issuance and total						$ 41,000
Unsecured promissory notes, term						6 months
Convertible Debt Securities [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, term		1 year	1 year
Shareholder [Member] | Convertible Debt Securities [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, description	The Company entered into an unsecured 7% Promissory Notes with a significant shareholder in the amount of $100,000.		The Company entered into two 10% Secured Convertible Debentures.	The Company, entered into an unsecured 7% promissory note with a significant shareholder in the amount of $15,000.	The Company entered into five unsecured 7% Promissory Notes with a significant shareholder totaling $65,500.		The Company entered into five unsecured 7% Promissory Notes.	The Company entered into eight unsecured 7% Promissory Notes with a significant shareholder.
Unsecured promissory notes total	$ 100,000			$ 15,000	$ 65,500		$ 65,500	$ 222,000	$ 32,000	$ 25,000	$ 10,000
Unsecured promissory notes mature, description					One year term.
Unsecured promissory notes issuance and total					$ 65,500	$ 65,500	$ 65,500
Unsecured promissory notes, term				1 year		1 year
Shareholder [Member] | Convertible Debt Securities [Member] | Maximum [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, term							6 months
Shareholder [Member] | Convertible Debt Securities [Member] | Minimum [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, term							4 months
Shareholder [Member] | Convertible Debt Securities [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes total								$ 222,000
Director [Member]
Note Payable - Related Party (Textual)
Amount paid for services						$ 7,300
Chief Executive Officer [Member]
Note Payable - Related Party (Textual)
Total borrowings amount					4,275	75	$ 4,275
Total expenses					3,200		4,330
Repaid related party amount					(4,330)
Amount due to the CEO					$ 3,145	$ 0	$ 3,145
Percentage of advance carries interest rate					0.00%		0.00%